Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net (loss) income	$ (15,098)	$ 1,358	$ (190,229)	$ (702)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation expense	4,131	3,996	15,926	15,248
Non-cash operating lease expense	1,387	37
Amortization expense	1,714	1,880	8,702	6,343
Amortization of deferred loan fees and line of credit fees	236	98		0
Loss on goodwill and intangible assets impairment			162,154	1,281
Stock-based compensation expense	1,269	3,440	6,737	5,116
Provision for inventory reserve	110	0
Provision for credit losses	(17)	(8)	369	(294)
Provision for inventory reserves			10,828	3,667
Inventory write down			0	15,433
Remeasurement of contingent consideration liabilities	971	185	141	(3,415)
Net loss (gain) on interest rate swap agreements	95	(9,327)	(6,343)	(22,578)
Provision for deferred income tax	195	2,296	(31,734)	643
Loss (gain) on sale of assets	(797)	0	8,300	366
Deferred gain on sale leaseback			0	(1,334)
Loss on modification or extinguishment of debt			479	0
Deferred rent			0	375
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable	(8,870)	(547)	12,939	(12,588)
Other receivables	(59)	(8)	3,459	3,624
Inventories	1,851	(6,953)	(17,569)	18,462
Prepaid expenses and other current assets	6,207	2,388	(3,031)	(3,127)
Other assets	68	(1,861)	1,565	(2,607)
Accounts payable	(1,452)	2,103	5,264	(7,535)
Accrued liabilities and other payables	3,853	3,702	5,637	297
Net change in lease assets and liabilities	(245)	(791)	(2,005)	0
Other			0	(836)
Net cash (used in) provided by operating activities	(4,451)	1,988	(8,411)	15,839
Cash flows from investing activities
Proceeds from sale of assets	1,364	0	20,078	153
Purchases of property, plant, and equipment	(3,462)	(3,454)	(14,204)	(24,835)
Acquisition of businesses			0	(73,680)
Net cash provided by (used in) investing activities	(2,098)	(3,454)	5,874	(98,362)
Cash flows from financing activities
Principal payments on line of credit	(2,519)	(34,466)	(136,358)	(144,706)
Proceeds from line of credit	8,995	30,317	112,878	201,570
Financing costs incurred			(2,710)	0
Change in outstanding checks in excess of cash	1,123	6,074	1,676	1,025
Principal payments on long-term debt	(328)	(3,753)	(76,903)	(22,763)
Proceeds from debt			74,635	0
Principal payments on finance leases	(78)	(67)	(257)	0
Payments of minimum tax withholdings on stock-based payment awards	(23)	0	(990)	0
Distributions to noncontrolling interest	0	(66)	(66)	0
Repurchase of common stock			0	(26,034)
Repurchase of public warrants	0	(172)	(172)	(270)
Payments on acquisition payable	(230)	(39)	(521)	(420)
Net cash (used in) provided by financing activities	6,940	(2,172)	(28,788)	8,402
Net change in cash, cash equivalents and restricted cash	391	(3,638)	(31,325)	(74,121)
Cash, cash equivalents and restricted cash, beginning of year	18,233	49,558	49,558	123,679
Cash, cash equivalents and restricted cash, end of year	18,624	45,920	18,233	49,558
Cash paid during the period for:
Interest			16,236	13,199
Income taxes			0	23
Noncash investing and financing activities:
Contingent consideration in business combinations			0	8,534
Issuance of common stock in business combination			0	10,521
Increase in operating lease assets and liabilities upon adoption of ASC 842	0	36,776
Increase in finance lease assets and liabilities upon adoption of ASC 842	0	67
Operating lease assets obtained in exchange for operating lease liabilities	5	0	38,283	0
Finance lease assets obtained in exchange for finance lease obligations	81	0	158	0
Accrued interest on term loan and line-of credit refinanced to principal			2,037	0
Line of credit refinanced as term debt			9,646	0
Term debt refinanced from a line of credit			3,823	0
Financing costs deducted from long-term debt proceeds			474	0
Financing costs deducted from line of credit proceeds			$ 532	$ 0
Issuance of Shares in Lieu of Payment to Consultant	$ 129	$ 0